CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021	Sep. 26, 2020	Dec. 26, 2020	Dec. 28, 2019
OPERATING EXPENSES
Depreciation and amortization			$ 15,259	$ 15,012
NET LOSS ATTRIBUTABLE TO EUROPEAN WAX CENTER, INC.			$ (10,768)
Class A Units [Member]
Basic and diluted net income (loss) per unit
Earnings Per Share, Basic and Diluted			$ (0.18)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted			31,370,186
EWC Ventures and its Subsidiaries [Member]
REVENUE
Total revenue					$ 103,407	$ 154,197
OPERATING EXPENSES
Cost of revenue					35,508	40,898
Selling, general and administrative					38,997	64,967
Advertising					11,495	21,132
Depreciation and amortization					19,582	15,534
Loss on disposal of assets and non-cancellable contracts					1,044	4,451
Impairment of internally developed software						18,183
Gain on sale of centers						(2,120)
Total operating expenses					106,626	163,045
Income (loss) from operations					(3,219)	(8,848)
Interest expense					(18,276)	(15,548)
NET LOSS ATTRIBUTABLE TO EUROPEAN WAX CENTER, INC.					(21,495)	(24,396)
Items included in other comprehensive loss:
Unrealized gain (loss) on cash flow hedge					208	(405)
COMPREHENSIVE LOSS ATTRIBUTABLE TO EUROPEAN WAX CENTER, INC.					$ (21,287)	$ (24,801)
EWC Ventures and its Subsidiaries [Member] | Class A Founders Units [Member]
Basic and diluted net income (loss) per unit
Earnings Per Share, Basic and Diluted					$ (0.67)	$ (0.70)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted					8,309,193	8,309,193
EWC Ventures and its Subsidiaries [Member] | Class A Units [Member]
Basic and diluted net income (loss) per unit
Earnings Per Share, Basic and Diluted					$ (0.67)	$ (0.70)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted					26,401,089	26,401,089
EWC Ventures and its Subsidiaries [Member] | Product [Member]
REVENUE
Total revenue					$ 56,977	$ 83,620
EWC Ventures and its Subsidiaries [Member] | Royalty [Member]
REVENUE
Total revenue					25,674	36,737
EWC Ventures and its Subsidiaries [Member] | Marketing [Member]
REVENUE
Total revenue					13,465	21,972
EWC Ventures and its Subsidiaries [Member] | Other Revenue [Member]
REVENUE
Total revenue					$ 7,291	$ 11,868
European Wax Center, Inc. and Subsidiaries
REVENUE
Total revenue	$ 49,011	$ 30,450	$ 133,570	74,086
OPERATING EXPENSES
Cost of revenue	12,825	15,422	34,296	27,817
Selling, general and administrative	22,725	9,298	46,003	26,016
Advertising	8,368	2,602	19,767	8,893
Depreciation and amortization	4,850	5,074	15,259	15,012
Income (loss) from operations	243	(1,946)	18,245	(3,652)
Interest expense	9,515	4,597	18,686	13,304
NET LOSS ATTRIBUTABLE TO EUROPEAN WAX CENTER, INC.	(5,531)	(6,543)	(5,531)
Items included in other comprehensive loss:
Unrealized gain (loss) on cash flow hedge	(128)	30	111	107
COMPREHENSIVE LOSS ATTRIBUTABLE TO EUROPEAN WAX CENTER, INC.	(5,516)		(5,516)
European Wax Center, Inc. and Subsidiaries | Product [Member]
REVENUE
Total revenue	27,611	17,082	74,752	42,265
European Wax Center, Inc. and Subsidiaries | Royalty [Member]
REVENUE
Total revenue	11,941	7,136	32,821	18,138
European Wax Center, Inc. and Subsidiaries | Marketing [Member]
REVENUE
Total revenue	6,760	4,364	18,326	9,148
European Wax Center, Inc. and Subsidiaries | Other Revenue [Member]
REVENUE
Total revenue	$ 2,699	$ 1,868	$ 7,671	$ 4,535